Fair Value Measurements (Details 3) - Nonrecurring - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Total Gains (Losses)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gains (losses) on impaired loans	[1]	$ (1,885)	$ (5,363)
Gains (losses) on other real estate owned and repossessed assets	[1]	(118)	(1,870)
Total Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans		4,189	5,689
Other real estate owned and repossessed assets		15,992	11,885
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans		0	0
Other real estate owned and repossessed assets		0	0
Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans		0	0
Other real estate owned and repossessed assets		0	0
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans		4,189	5,689
Other real estate owned and repossessed assets		15,992	11,885
Commercial, financial, and agricultural | Total Gains (Losses)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gains (losses) on impaired loans	[1]	(920)	(1,105)
Commercial, financial, and agricultural | Total Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans		272	1,386
Commercial, financial, and agricultural | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans		0	0
Commercial, financial, and agricultural | Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans		0	0
Commercial, financial, and agricultural | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans		272	1,386
Real estate construction - residential | Total Gains (Losses)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gains (losses) on impaired loans	[1]	0	(350)
Real estate construction - residential | Total Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans		0	0
Real estate construction - residential | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans		0	0
Real estate construction - residential | Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans		0	0
Real estate construction - residential | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans		0	0
Real estate - construction - commercial | Total Gains (Losses)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gains (losses) on impaired loans	[1]	(10)	(491)
Real estate - construction - commercial | Total Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans		87	0
Real estate - construction - commercial | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans		0	0
Real estate - construction - commercial | Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans		0	0
Real estate - construction - commercial | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans		87	0
Real estate mortgage - residential | Total Gains (Losses)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gains (losses) on impaired loans	[1]	(567)	(332)
Real estate mortgage - residential | Total Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans		3,336	3,322
Real estate mortgage - residential | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans		0	0
Real estate mortgage - residential | Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans		0	0
Real estate mortgage - residential | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans		3,336	3,322
Real estate mortgage - commercial | Total Gains (Losses)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gains (losses) on impaired loans	[1]	(322)	(2,937)
Real estate mortgage - commercial | Total Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans		369	809
Real estate mortgage - commercial | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans		0	0
Real estate mortgage - commercial | Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans		0	0
Real estate mortgage - commercial | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans		369	809
Consumer | Total Gains (Losses)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gains (losses) on impaired loans	[1]	(66)	(148)
Consumer | Total Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans		125	172
Consumer | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans		0	0
Consumer | Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans		0	0
Consumer | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans		$ 125	$ 172

[1]	Total gains (losses) reported for other real estate owned and repossessed assets includes charge-offs, valuation write-downs, and net losses taken during the periods reported.